Summary of significant accounting policies (Tables)	12 Months Ended
Dec. 31, 2017
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Summary of Exchange Rates for the Functional and Operating Currencies

The following table presents the exchange rates for the functional and operating currencies at various subsidiaries, other than the presentation currency:

	Rates at			Average exchange rates* for the years ended
Currency	December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2017	December 31, 2016	December 31, 2015
U.S. dollar	57.60	60.66	72.88	58.35	67.03	60.96
Euro	68.87	63.81	79.70	65.90	74.23	67.78

(*)	Exchange rates shown in Russian rubles for one currency unit.

Summary of Useful Lives

The following useful lives are used as a basis for calculating depreciation:

Category of asset	Useful economic lives estimates, years
Buildings and constructions	5-85
Operating machinery and equipment	2-30
Transportation vehicles	2-25
Other equipment	2-15

Summary of Expected Impact in Accordance With IFRS 9

In summary, the impact of IFRS 9 adoption as of January 1, 2018 is expected to be as follows:

Millions of Russian rubles
Liabilities
Deferred tax liabilities	(412)
Interest-bearing loans and borrowings	2,062

Total liabilities	1,650

Net impact on equity, including	(1,650)

Accumulated deficit	(1,650)